Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Due from related parties	15	3

Schedule of transactions with related parties
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Purchases from related parties	-	-	-
Reimbursement of expenses	-	-	100
Interest income (expense) from Priortech	-	-	-